Label	Element	Value
Class I2 R3 R4 shares | Smead Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Smead Value Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflcted in the table and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.26%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Class I2 shares, Class R3 shares and Class R4 shares have not commenced operations. These expenses are estimated based on the other expenses of the Fund for the fiscal year ended November 30, 2020.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same and the Fund’s expense limitation agreement remains in force through March 31, 2022. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the Fund will maintain approximately
25-30
companies in its portfolio and will invest in the common stocks of large capitalization
(“large-cap”)
U.S. companies. The Fund considers
large-cap
companies to be those publicly traded U.S. companies with capitalizations exceeding $5 billion. For purposes of the Fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the Fund purchases the company’s securities.
The Adviser selects the Fund’s investments by screening
large-cap
companies using the following eight criteria:
Required over entire holding period

•	products or services that meet a clear economic need;

•	strong competitive advantage (wide moats or barriers to entry);

•	long history of profitability and strong metrics (net profit margin, return on equity and net income ratios);

•	generates high levels of cash flow;

•	available at a low price in relation to intrinsic value (the perception of value based on all factors of business, tangible and intangible);
Favored, but not required

•	management’s history of shareholder friendliness (dividends, buybacks, earnings quality, reporting transparency, executive compensation and acquisition history);

•	strong balance sheet; and

•	strong management (directors and officers) ownership (preferably with recent purchases).
The Fund’s portfolio is built around high quality companies whose businesses have strong competitive advantages that the Adviser believes can be sustained for the long term. Once securities are purchased, the Adviser maintains a responsive process that is designed to manage overall portfolio risk by protecting against a significant decline in value of a security. The Fund aims to be a low-turnover
fund, and the expected holding period of a newly purchased security is a minimum of three to five years.
The Fund is classified as a
non-diversified
mutual fund. This means that the Fund may invest a relatively high percentage of its assets in a small number of issuers.
The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary (goods and services considered non-essential
by consumers), financials (financial services provided to retail and commercial customers), telecommunication services (telecom services, goods and equipment ), health care (medical services, goods and equipment), energy (services related to the production and supply of energy), real estate (services related to real estate development and operation) and information techonology (goods and services related to technology).

		For temporary defensive purposes, the Adviser may from time to time invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments in order to meet redemption requests or as a defensive measure in response to adverse market, economic, political or other conditions.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund
. The principal risks of investing in the Fund are:

•	Management Risk . The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Non-Diversification
Risk
. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

•
General Market
Risk
;Recent
Market Events
. The investments we make for clients are subject to market risk, which may cause the value of an investment to decline if the value of an individual company or multiple companies declines. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID -19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending.

•	Equity Market Risk . Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•
Large-Cap
Company Risk.
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap
companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. For purposes of the Fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the Fund purchases the company’s securities. Market capitalizations of companies change over time.

•
Value Style Risk.
Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

•
Sector Weightings Risk.
To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. If the Fund invests in only a few sectors, it will have more exposure to the price movements of those sectors.

Consumer Discretionary Sector Risk.
Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
Financials Sector Risk.
The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Telecommunication Services Sector Risk.
The telecommunication services sector is subject to government regulation and can be significantly affected by intense competition and technology changes, which may make the products and services of certain companies obsolete. The wireless telecommunication services industry can be significantly affected by failures to obtain, or delays in obtaining, financing or regulatory approval, intense competitions, product incompatibility, changing consumer preferences, rapid obsolescence, significant capital expenditures, and heavy debt burdens. The media and entertainment industry can be significantly affected by technological advances and government regulation.
Health Care Sector Risk.
Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.
Energy Sector Risk.
The energy sector is subject to swift fluctuations in the price and supply of energy fuels caused by events relating to international politics, energy conservation initiatives, the success of exploration projects, the supply of, and demand for, specific energy-related products or services, and tax and other governmental regulatory policies.
Real Estate Sector Risk.
The real estate sector is subject to rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, costs of materials, operating expenses or zoning laws, costs of environmental clean-up
or damages from natural disasters, cash flow fluctuations, and defaults by borrowers and tenants.
Information Technology Sector Risk.
The information technology sector is subject to rapid changes in technology product cycles, rapid product obsolescence and competition, both domestically and internationally. Companies in this sector may also be subject to significant government regulation.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund previously operated as a series of Trust for Professional Managers (the “Predecessor Fund”). Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a reorganization (the “Reorganization”) on November 21, 2014. Accordingly, the performance shown in the bar chart and the performance tables for the periods prior to November 21, 2014 represent the performance of the Predecessor Fund. The Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization.
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year and since inception periods compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds. Remember, past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://smeadcap.com/smead-value-fund/ or by calling the Fund toll-free at
877-807-4122.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year and since inception periods compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class I2 shares, Class R3 shares and Class R4 shares have not commenced operations as of the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-807-4122
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://smeadcap.com/smead-value-fund/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Shares Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar
year-to-date
return for the Investor Class shares of the Fund as of December 31, 2020 was 1.70%. During the period shown in the bar chart, the best performance for a quarter was 21.86% (for the quarter ended June 30, 2020) and the worst performance was -32.02% (for the quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and will vary for the other shares classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain instances, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures because the sale of Fund shares gives rise to an assumed tax benefit that increases the after-tax return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Investor Class shares of the Fund commenced operations on January 2, 2008. Class I2 shares, Class R3 shares and Class R4 shares have not commenced operations as of the date of this Prospectus.
After-tax
returns are shown for Investor Class shares only and will vary for the other shares classes.
After-tax
returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on an investor’s tax situation and may differ from those shown, and after-tax
returns are not relevant to investors who hold their Fund shares through tax-deferred
arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
In certain instances, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures because the sale of Fund shares gives rise to an assumed tax benefit that increases the after-tax
return.

Class I2 R3 R4 shares | Smead Value Fund | Class I2 shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
One Year	rr_ExpenseExampleYear01	$ 96
Three Years	rr_ExpenseExampleYear03	306
Five Years	rr_ExpenseExampleYear05	533
Ten Years	rr_ExpenseExampleYear10	1,187
One Year	rr_ExpenseExampleNoRedemptionYear01	96
Three Years	rr_ExpenseExampleNoRedemptionYear03	306
Five Years	rr_ExpenseExampleNoRedemptionYear05	533
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,187
Class I2 R3 R4 shares | Smead Value Fund | Class R3 shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.34%
One Year	rr_ExpenseExampleYear01	$ 136
Three Years	rr_ExpenseExampleYear03	431
Five Years	rr_ExpenseExampleYear05	747
Ten Years	rr_ExpenseExampleYear10	1,644
One Year	rr_ExpenseExampleNoRedemptionYear01	136
Three Years	rr_ExpenseExampleNoRedemptionYear03	431
Five Years	rr_ExpenseExampleNoRedemptionYear05	747
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,644
Class I2 R3 R4 shares | Smead Value Fund | Class R4 shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
One Year	rr_ExpenseExampleYear01	$ 111
Three Years	rr_ExpenseExampleYear03	353
Five Years	rr_ExpenseExampleYear05	614
Ten Years	rr_ExpenseExampleYear10	1,360
One Year	rr_ExpenseExampleNoRedemptionYear01	111
Three Years	rr_ExpenseExampleNoRedemptionYear03	353
Five Years	rr_ExpenseExampleNoRedemptionYear05	614
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,360
Class I2 R3 R4 shares | Smead Value Fund | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
2011	rr_AnnualReturn2011	4.67%	[3]
2012	rr_AnnualReturn2012	27.83%	[3]
2013	rr_AnnualReturn2013	37.53%	[3]
2014	rr_AnnualReturn2014	14.43%	[3]
2015	rr_AnnualReturn2015	1.49%	[3]
2016	rr_AnnualReturn2016	3.32%	[3]
2017	rr_AnnualReturn2017	24.97%	[3]
2018	rr_AnnualReturn2018	(4.79%)	[3]
2019	rr_AnnualReturn2019	26.28%	[3]
2020	rr_AnnualReturn2020	1.70%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.02%)
One Year	rr_AverageAnnualReturnYear01	1.70%
Five Years	rr_AverageAnnualReturnYear05	9.56%
Ten Years	rr_AverageAnnualReturnYear10	12.93%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
Class I2 R3 R4 shares | Smead Value Fund | Return After Taxes on Distributions | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.37%
Five Years	rr_AverageAnnualReturnYear05	8.56%
Ten Years	rr_AverageAnnualReturnYear10	12.08%
Since Inception	rr_AverageAnnualReturnSinceInception	7.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
Class I2 R3 R4 shares | Smead Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.25%
Five Years	rr_AverageAnnualReturnYear05	7.44%
Ten Years	rr_AverageAnnualReturnYear10	10.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
Class I2 R3 R4 shares | Smead Value Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.40%
Five Years	rr_AverageAnnualReturnYear05	15.22%
Ten Years	rr_AverageAnnualReturnYear10	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	9.78%
Class I2 R3 R4 shares | Smead Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.80%
Five Years	rr_AverageAnnualReturnYear05	9.74%
Ten Years	rr_AverageAnnualReturnYear10	10.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%

[1]	Class I2 shares, Class R3 shares and Class R4 shares have not commenced operations. These expenses are estimated based on the other expenses of the Fund for the fiscal year ended November 30, 2020.
[2]	Smead Capital Management, Inc. (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 0.94% for Class I2 shares, 1.34% for Class R3 shares and 1.09% for Class R4 shares through March 31, 2022, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any waiver of management fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent years if the Adviser so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed for management fee waivers and/or expense payments made in the prior three fiscal years. The Fund may make such repayments to the Adviser if such repayment does not cause the Fund’s total expense ratio to exceed the expense cap at the time such amounts were waived or the Fund’s current expense cap. Any such reimbursement will be reviewed by the Board of Trustees. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.
[3]	The annual returns shown in the bar chart are for Investor Class shares, and such share class is offered by the Fund in a separate prospectus. The other classes of shares, net of any applicable sales charges, would have substantially similar annual returns to those of Investor Class shares because all of the classes of shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different sales charges, distribution fees and/or service fees and expenses.